Acquisitions & Divestitures - 2020 Purchase Price Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Acquisitions
Goodwill	$ 53,765	$ 55,643	$ 52,471
2020 Acquisitions
Acquisitions
Current assets	35
Property, plant, and equipment/noncurrent assets	7
Goodwill	575
Total assets acquired	784
Current liabilities	19
Noncurrent liabilities	41
Total liabilities assumed	61
Total purchase price	$ 723
Weighted average useful life	6 years 9 months 18 days
2020 Acquisitions | Client relationships
Acquisitions
Intangible assets	$ 84
2020 Acquisitions | Client relationships | Minimum
Acquisitions
Weighted average useful life	5 years
2020 Acquisitions | Client relationships | Maximum
Acquisitions
Weighted average useful life	7 years
2020 Acquisitions | Completed technology
Acquisitions
Intangible assets	$ 73
2020 Acquisitions | Completed technology | Minimum
Acquisitions
Weighted average useful life	2 years
2020 Acquisitions | Completed technology | Maximum
Acquisitions
Weighted average useful life	7 years
2020 Acquisitions | Trademarks
Acquisitions
Intangible assets	$ 11
2020 Acquisitions | Trademarks | Minimum
Acquisitions
Weighted average useful life	1 year
2020 Acquisitions | Trademarks | Maximum
Acquisitions
Weighted average useful life	7 years
Software | 2020 Acquisitions
Acquisitions
Goodwill	$ 362
Consulting | 2020 Acquisitions
Acquisitions
Goodwill	205
Infrastructure | 2020 Acquisitions
Acquisitions
Goodwill	$ 8